Stockholders' Equity - Schedule of Stock Options Granted (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Number of stock options balance, beginning of period	20,121,000	9,625,000	9,625,000	2,644,000
Number of stock options, granted		6,800,000	11,840,000	6,981,000
Number of stock options, expired		72,000	36,000
Number of stock options, cancelled, forfeited			1,308,000
Number of stock options, exercised
Number of stock options balance, end of period	20,121,000	16,353,000	20,121,000	9,625,000
Number of stock options, exercisable	15,841,000	10,167,666	15,841,000	6,010,583
Weighted average exercise price balance, beginning of period	$ 0.19	$ 0.21	$ 0.21	$ 0.50
Weighted average exercise price, stock options granted		0.12	0.17	0.10
Weighted average exercise price, stock options expired		0.37
Weighted average exercise price, stock options cancelled, forfeited
Weighted average exercise price, stock options exercised
Weighted average exercise price balance, end of period	0.19	0.17	0.19	0.21
Weighted average exercise price, exercisable	$ 0.24	$ 0.20	$ 0.19	$ 0.25